Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement of fair value is based on a three-tier hierarchy, which prioritizes the inputs used in measuring fair value, except for certain investments measured using net asset value (“NAV”) as a practical expedient for fair value. These tiers include:
•Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
•Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
•Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The following are descriptions of our investments as reported on the statements of net assets available for pension benefits as well as the valuation methods and assumptions we use to estimate their fair values:
•Mutual funds: The mutual funds consist primarily of publicly traded mutual funds recorded at fair value based on observable trades for identical securities quoted in an active market. Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices and are classified as Level 1 of the fair value hierarchy.
•Self-directed brokerage accounts: The self-directed brokerage accounts contain investments in a variety of categories including publicly-traded mutual funds and common stock which are recorded at fair value based on observable trades for identical securities in an active market and classified as Level 1. As of December 31, 2024, a portion of the self-directed brokerage accounts’ underlying investments were certificates of deposit or government bonds, which were measured based on observable inputs (other than quoted prices in active markets) and classified as Level 2.
•Fortis Inc. common stock: This investment is valued at the closing market price reported on the New York Stock Exchange and is comprised of shares of Fortis Inc. common stock as well as cash and cash equivalents to facilitate execution of daily transactions.
•Stable value fund: The stable value fund is a CIT fund that invests primarily in fully benefit-responsive investments and is valued at the net asset value of the units of the fund. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different than the net asset value. As of December 31, 2025 and 2024, there were no unfunded commitments and this investment offered daily liquidity. If the Plan initiates a full redemption of the CIT, the issuer reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner.
•Collective investment trust funds: The CIT funds are valued at the net asset value of units owned, which is based on the fair value of the underlying equity securities held by the funds and is provided by the fund sponsors. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that any of the funds will sell the investment for an amount different than the net asset value. The CIT funds offer daily liquidity and there are no unfunded commitments. If the Plan initiates a full redemption of the CIT funds, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to confirm that securities liquidations will be carried out in an orderly business manner.

The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$247,589,607	$—	$—	$247,589,607
Self-directed brokerage accounts	18,406,328	—	—	18,406,328
Fortis Inc. common stock	515,718	—	—	515,718
Total assets in the fair value hierarchy	266,511,653	—	—	266,511,653
Stable value fund	—	—	—	3,628,876
Collective investment trust funds	—	—	—	159,360,970
Investments at fair value	$266,511,653	$—	$—	$429,501,499

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$354,025,057	$—	$—	$354,025,057
Self-directed brokerage accounts	13,145,940	155,534	—	13,301,474
Fortis Inc. common stock	371,645	—	—	371,645
Total assets in the fair value hierarchy	367,542,642	155,534	—	367,698,176
Stable value fund	—	—	—	4,237,326
Investments at fair value	$367,542,642	$155,534	$—	$371,935,502